Annual Fund Operating Expenses - NVIT Small Cap Index Fund	Apr. 30, 2021
Class II Shares
Operating Expenses:
Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver/Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.61%
Class Y Shares
Operating Expenses:
Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.28%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.28%

[1]	Under the Fund Administrative Services Agreement between Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Financial Services, Inc. (“NFS”), NFS is entitled to receive an administrative services fee of 0.15% with respect to Class II shares of the Fund. NFS has entered into a written contract with the Trust pursuant to which NFS will waive 0.07% of the administrative services fee charged to Class II shares through April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.